Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 106.59	$ 70.30	$ 63.36
Grant date fair value per share	$ 21.58	$ 14.79	$ 15.98
Number of options granted	410,800	329,274	442,350
Expected term (years)	4 years 9 months 18 days	4 years 10 months 24 days	4 years 10 months 24 days
Risk free rate of return	1.59%	1.39%	0.89%
Volatility	22.60%	24.90%	30.80%
Dividend yield	0.80%	1.10%	1.00%
Forfeiture rate